Shareholder Report, Holdings (Details)	Jul. 31, 2025
Intech S&P Large Cap Diversified Alpha ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Intech S&P Large Cap Diversified Alpha ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Intech S&P Large Cap Diversified Alpha ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Intech S&P Large Cap Diversified Alpha ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Intech S&P Large Cap Diversified Alpha ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Intech S&P Large Cap Diversified Alpha ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Intech S&P Large Cap Diversified Alpha ETF | Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Intech S&P Large Cap Diversified Alpha ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Intech S&P Large Cap Diversified Alpha ETF | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Intech S&P Large Cap Diversified Alpha ETF | Progressive Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Intech S&P Large Cap Diversified Alpha ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
Intech S&P Large Cap Diversified Alpha ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Intech S&P Large Cap Diversified Alpha ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Intech S&P Large Cap Diversified Alpha ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Intech S&P Large Cap Diversified Alpha ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Intech S&P Large Cap Diversified Alpha ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Intech S&P Large Cap Diversified Alpha ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Intech S&P Large Cap Diversified Alpha ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Intech S&P Large Cap Diversified Alpha ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Intech S&P Large Cap Diversified Alpha ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Intech S&P Large Cap Diversified Alpha ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Intech S&P Large Cap Diversified Alpha ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Intech S&P Small-Mid Cap Diversified Alpha ETF | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Interactive Brokers Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Tenet Healthcare, Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Jones Lang LaSalle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Sprouts Farmers Market, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Jefferies Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Intech S&P Small-Mid Cap Diversified Alpha ETF | DT Midstream, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Universal Display Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Exelixis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Antero Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Intech S&P Small-Mid Cap Diversified Alpha ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%